FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of carrying value and fair value of assets and liabilities
Fair value gains (losses) on financial assets reclassified out of fair value through other comprehensive income recognized in fair value through profit and loss	$ (7)	$ (3)
Cash included in cash and cash equivalents	8,200	5,700
Short-term deposits, classified as cash equivalents	1,800	1,100
Unrealized FVOCI Gain [Member]
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	916	479
Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) on cash flow hedges, before tax	(479)	(89)
Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Pre-tax net unrealized gains	182	(433)
Unrealized Available-for-Sale Loss
Disclosure of carrying value and fair value of assets and liabilities
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	322	108
Elected for hedge accounting | Cash flow hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	689	210
Elected for hedge accounting | Net investment hedges
Disclosure of carrying value and fair value of assets and liabilities
Derivative financial assets held for hedging	$ 868	$ 551